Capital Stock - Schedule of Ordinary Shares Outstanding (Details) - shares shares in Thousands		12 Months Ended
	Nov. 11, 2025	Dec. 31, 2025
Disclosure of classes of share capital [abstract]
January 1		727,240
Purchase of treasury shares		(31,822)
Treasury shares transferred to employees	4,565	4,565
December 31		699,983